Revenue from contracts with customers - Schedule of revenue from contract with customers (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Revenue From Contracts With Customers [Line Items]
Revenue from contract with customers	$ 2,474,197	$ 1,647,768	$ 1,168,774
Recognized at a point in time [member]
Disclosure Of Revenue From Contracts With Customers [Line Items]
Revenue from contract with customers	2,474,197	1,647,768	1,168,774
Sales of goods [Member]
Disclosure Of Revenue From Contracts With Customers [Line Items]
Revenue from contract with customers	$ 2,474,197	$ 1,647,768	$ 1,168,774